CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Statement Of Financial Position [Abstract]
Accounts receivable, allowance	$ 9,809	$ 10,439
Accumulated amortization	$ 528,936	$ 469,534
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	475,000	475,000
Common stock, shares issued	83,745	62,178
Common stock shares, outstanding	83,653	62,086
Treasury stock, shares	92,000	92,000